LONG-TERM DEBT (Details 1) - $ / shares	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Share price	$ 17.98	$ 13.40
Risk-free interest rate	0.89%	1.32%
Dividend yield	0.00%	0.00%
Expected volatility	61.80%	51.79%
Expected term	3 years	4 years